DELAWARE GROUP® EQUITY FUNDS V

Delaware Small Cap Value Fund
(the “Fund”)

Supplement to the Fund’s Statement of Additional Information
dated March 29, 2012

Effective July 1, 2012, the following replaces the information in the section entitled “Portfolio Managers – Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which the portfolio manager is primarily responsible as of May 31, 2012, unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis. The personal account information presented is for individuals serving as portfolio managers prior to July 1, 2012, and is current as of June 30, 2011.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Damon J. Andres
Registered Investment Companies	9	$1.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$240.3 million	0	$0
Christopher S. Adams
Registered Investment Companies	5	$1.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	14	$297.0 million	0	$0
Kristen Bartholdson
Registered Investment Companies	6	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	32	$3.9 billion	1	$1.2 billion
Francis X. Morris
Registered Investment Companies	12	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$304.4 million	0	$0
Michael S. Morris
Registered Investment Companies	5	$1.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	17	$297.4 million	0	$0
Donald G. Padilla
Registered Investment Companies	5	$1.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	16	$298.3 million	0	$0

No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with
Christopher S. Beck
Registered Investment Companies	5	$2.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$166.5 million	0	$0
Anthony A. Lombardi
Registered Investment Companies	6	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	31	$3.9 billion	1	$1.2 billion
Kevin P. Loome, CFA
Registered Investment Companies	17	$17.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	14	$2.9 billion	0	$0
D. Tysen Nutt, Jr.
Registered Investment Companies	7	$2.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	24	$3.9 billion	1	$1.2 billion
Thomas H. Chow
Registered Investment Companies	12	$18.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	13	$4.4 billion	0	$0
Robert A. Vogel, Jr.
Registered Investment Companies	6	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	32	$3.9 billion	1	$1.2 billion
Nikhil G. Lalvani, CFA
Registered Investment Companies	6	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	29	$3.9 billion	1	$1.2 billion
Babak Zenouzi
Registered Investment Companies	16	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$239.9 million	0	$0
Wayne Anglace
Registered Investment Companies	3	$650.0 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	28	$329.4 million	0	$0

No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with
Edward Gray
Registered Investment Companies	5	$849.5 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$535.0 million	0	$0
Parshv A. Shah
Registered Investment Companies	3	$92.4 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$296.9 million	0	$0
Steven G. Catricks
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Kelley A. McKee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Kent P. Madden
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
.
Effective July 1, 2012, the following replaces the information in the section entitled “Portfolio Managers – Compensation Structure – Bonus – Small Cap Value”:

Bonus – Small Cap Value (Beck, Catricks, McKee, and Madden). Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-year, three-year and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

     Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Please keep this Supplement for future reference.

This Supplement is dated June 29, 2012.